Unaudited Interim Condensed Consolidated Statements of Shareholders' Equity (Parenthetical)	6 Months Ended
Jun. 30, 2025 $ / shares
Statement of Stockholders' Equity [Abstract]
Distributions of per common share	$ 80,000